STOCKHOLDERS' EQUITY (Stock-Based Compensation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY [Abstract]
Stock based compensation	$ 846,705	$ 398,090
Stock compensation expense, per share	$ 0.04	$ 0.02
Unrecognized compensation costs	$ 1,103,000